Supplemental Oil And Gas Information (Narrative) (FY) (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) Item $ / bbl	Dec. 31, 2018 Item $ / bbl	Dec. 31, 2017 Item $ / bbl
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Proved undeveloped reserve locations | Item	0	7	3
Depreciation, depletion, or any indirect cost | $	$ 0
Barrel Of Oil [Member]
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Price | $ / bbl	50.65	60.21	45.83